HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
P.O. Box 5085
Hartford, Connecicut 06102-5085
Telephone: 1-800-862-6668 (Contract Owner)
         1-800-862-4397 (Account Executive)

--------------------------------------------------------------------------------


This Prospectus describes Dean Witter Select Dimensions, a tax deferred variable annuity contract ("Contract") issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contract will be held in the Fixed Account and/or Hartford Life Insurance Company Separate Account Three (the "Separate Account"). Allocations to and transfers to and from the Fixed Account are not permitted in certain states.



There are currently eighteen Sub-Accounts available under the Contract. Underlying investment portfolios ("Portfolios") are available through the Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust (individually, a "Fund", collectively, the "Funds"). The following Portfolios are available under the Contract: the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Dean Witter Select Dimensions Investment Series, the High Yield Portfolio, the Mid-Cap Value Portfolio and the Emerging Markets Debt Portfolio of the Morgan Stanley Universal Funds, Inc. and the Strategic Stock Portfolio and the Enterprise Portfolio of the Van Kampen American Capital Life Investment Trust.



This Prospectus sets forth the information concerning the Separate Account and the Fixed Account that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to or call Hartford Life Insurance Company, Attn: Annuity Marketing Services, P.O. Box 5085, Hartford, CT 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page 32 of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THIS PROSPECTUS IS ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE FUNDS AND IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE FUNDS.



Prospectus Dated: May 1, 1997; revised February 27, 1998; further revised April 1, 1998
Statement of Additional Information Dated: May 1, 1997


                              1   - PROSPECTUS

TABLE OF CONTENTS

      --------------------------------------------------------------------

                                                                         PAGE
 ----------------------------------------------------------------------------
   Glossary of Special Terms                                               3
 ----------------------------------------------------------------------------
   Fee Table                                                               5
 ----------------------------------------------------------------------------
   Accumulation Unit Values                                                8
 ----------------------------------------------------------------------------
   Summary                                                                 9
 ----------------------------------------------------------------------------
   Performance Related Information                                        10
 ----------------------------------------------------------------------------
   Introduction                                                           11
 ----------------------------------------------------------------------------
   The Contract                                                           11
 ----------------------------------------------------------------------------
     Right to Cancel Period                                               11
 ----------------------------------------------------------------------------
   The Separate Account                                                   12
 ----------------------------------------------------------------------------
   The Fixed Account                                                      12
 ----------------------------------------------------------------------------
   Hartford Life and Annuity Insurance Company                            13
 ----------------------------------------------------------------------------
   The Portfolios                                                         13
 ----------------------------------------------------------------------------
   Operation of the Contract/Accumulation Period                          16
 ----------------------------------------------------------------------------
     Premium Payments                                                     16
 ----------------------------------------------------------------------------
     Value of Accumulation Units                                          16
 ----------------------------------------------------------------------------
     Value of the Fixed Account                                           17
 ----------------------------------------------------------------------------
     Value of the Contract                                                17
 ----------------------------------------------------------------------------
     Transfers Among Sub-Accounts                                         17
 ----------------------------------------------------------------------------
     Transfers Between the Fixed Account and the Sub-Accounts             17
 ----------------------------------------------------------------------------
     Redemption/Surrender of a Contract                                   18
 ----------------------------------------------------------------------------
   Death Benefit                                                          18
 ----------------------------------------------------------------------------
   Charges under the Contract                                             19
 ----------------------------------------------------------------------------
     Contingent Deferred (Sales Charges)                                  19
 ----------------------------------------------------------------------------
     Payment not Subject to Sales Charges                                 20
 ----------------------------------------------------------------------------
     Waivers of Sales Charges                                             20
 ----------------------------------------------------------------------------
     Mortality and Expense Risk Charge                                    20
 ----------------------------------------------------------------------------
     Administration Charge                                                21
 ----------------------------------------------------------------------------
     Annual Maintenance Fee                                               21
 ----------------------------------------------------------------------------

                                                                         PAGE
 ----------------------------------------------------------------------------
     Premium Taxes                                                        21
 ----------------------------------------------------------------------------
   Annuity Benefits                                                       21
 ----------------------------------------------------------------------------
     Annuity Options                                                      21
 ----------------------------------------------------------------------------
     The Annuity Unit and Valuation                                       22
 ----------------------------------------------------------------------------
     Determination of Payment Amount                                      22
 ----------------------------------------------------------------------------
   Federal Tax Considerations                                             23
 ----------------------------------------------------------------------------
     A. General                                                           23
 ----------------------------------------------------------------------------
     B. Taxation of Hartford and the Separate Account                     23
 ----------------------------------------------------------------------------
     C. Taxation of Annuities -- General Provisions Affecting
        Purchasers Other Than Qualified Retirement Plans                  23
 ----------------------------------------------------------------------------
     D. Federal Income Tax Withholding                                    26
 ----------------------------------------------------------------------------
     E. General Provisions Affecting Qualified Retirement Plans           26
 ----------------------------------------------------------------------------
     F. Annuity Purchases by Nonresident Aliens and Foreign
        Corporations                                                      26
 ----------------------------------------------------------------------------
   General Matters                                                        27
 ----------------------------------------------------------------------------
     Assignment                                                           27
 ----------------------------------------------------------------------------
     Modification                                                         27
 ----------------------------------------------------------------------------
     Delay of Payments                                                    27
 ----------------------------------------------------------------------------
     Voting Rights                                                        27
 ----------------------------------------------------------------------------
     Distribution of the Contracts                                        27
 ----------------------------------------------------------------------------
     Other Contracts Offered                                              27
 ----------------------------------------------------------------------------
     Custodian of Separate Account Assets                                 27
 ----------------------------------------------------------------------------
     Legal Proceedings                                                    28
 ----------------------------------------------------------------------------
     Legal Counsel                                                        28
 ----------------------------------------------------------------------------
     Experts                                                              28
 ----------------------------------------------------------------------------
     Additional Information                                               28
 ----------------------------------------------------------------------------
   Appendix I                                                             29
 ----------------------------------------------------------------------------
   Table of Contents to Statement of Additional Information               32
 ----------------------------------------------------------------------------


                              2   - PROSPECTUS

GLOSSARY OF SPECIAL TERMS

      --------------------------------------------------------------------

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.


ADMINISTRATIVE OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Services, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT.



ANNUAL MAINTENANCE FEE: An annual $30 charge on a Contract having a Contract Value of less than $50,000, as determined on the most recent Contract Anniversary or upon full surrender of the Contract. The charge is deducted proportionately from the investment options in use at the time of such deduction.



ANNUAL WITHDRAWAL AMOUNT: The amount which can be withdrawn in any Contract Year without surrender charges.


ANNUITANT: The person or participant upon whose life the Contract is issued.


ANNUITY: A contract issued by an insurance company that provides, in exchange for premium payments, a series of income payments. This Prospectus describes a deferred Annuity contract in which premium payments accumulate tax deferred until a partial or full surrender is taken or until the Annuity Commencement Date. Annuity payments under the Contract will begin as of the Annuity Commencement Date in accordance with the Annuity payment option selected.


ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. Under a group unallocated Contract, the date for each participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named within the Plan documents/enrollment forms by each Participant entitled to receive benefits as per the terms of the Contract in case of the death of the Participant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.


CONTRACT: For an Annuity issued to an individual, the Contract is the individual Annuity and any endorsements or riders. For a group Annuity, the Contract is a certificate evidencing a participatory interest in a group Annuity and any endorsements or riders. Any reference in this Prospectus to a Contract includes the certificate.


CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

DEATH BENEFIT: The amount payable upon the death of a Contract Owner or Annuitant (or Participant in the case of a group unallocated Contract) before annuity payments have started.


DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to Hartford.


FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.


FUNDS: Currently, the Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust.


GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of the Hartford Life Insurance Company other than those allocated to the separate accounts of the Hartford Life Insurance Company.


HARTFORD: Hartford Life Insurance Company.



MAXIMUM ANNIVERSARY VALUE: A value used in determining the death benefit. It is based on a series of calculations of Contract Values on Contract Anniversaries, premium payments and partial surrenders, as described on page 19.



NON-QUALIFIED CONTRACT: A Contract which is not part of a tax qualified retirement plan or arrangement which qualifies for special tax treatment under the code.


PARTICIPANT: (For Group Unallocated Contracts Only). Any eligible employee of an employer/Contract Owner participating in the Plan.


PLAN: A voluntary Plan of an Employer which qualifies for special tax treatment under a section of the Code.



PORTFOLIOS: Currently, the portfolios of Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust described on page 13 of this Prospectus.


PREMIUM PAYMENT: A payment made to Hartford pursuant to the terms of the Contract.

                              3   - PROSPECTUS

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments or Contract Values.


QUALIFIED CONTRACT: A Contract which is part of a tax qualified retirement plan or arrangement which qualifies for a special tax treatment under the Code, such as an employer sponsored 401(k) plan or an Individual Retirement Annuity (IRA).



SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company Separate Account Three".



SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Portfolio.


TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.

UNALLOCATED CONTRACTS: Contracts issued to employers or such other entities as Contract Owners with no allocation to a specific Participant, as defined herein. The Plans will be responsible for the individual allocations.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                              4   - PROSPECTUS

FEE TABLES
SUMMARY

      --------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)



Sales Load Imposed on Purchases
 (as a percentage of premium payments)                                                                                       None
---------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                                                                   $0
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED SALES LOAD (as a percentage of amounts withdrawn)
  First Year (1)                                                                                                               6%
---------------------------------------------------------------------------------------------------------------------------------
  Second Year                                                                                                                  6%
---------------------------------------------------------------------------------------------------------------------------------
  Third Year                                                                                                                   5%
---------------------------------------------------------------------------------------------------------------------------------
  Fourth Year                                                                                                                  5%
---------------------------------------------------------------------------------------------------------------------------------
  Fifth Year                                                                                                                   4%
---------------------------------------------------------------------------------------------------------------------------------
  Sixth Year                                                                                                                   3%
---------------------------------------------------------------------------------------------------------------------------------
  Seventh Year                                                                                                                 2%
---------------------------------------------------------------------------------------------------------------------------------
  Eighth Year                                                                                                                  0%
---------------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee (2)                                                                                                    $30
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL EXPENSES-SEPARATE ACCOUNT (as percentage of average account value)
---------------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk                                                                                               1.250%
---------------------------------------------------------------------------------------------------------------------------------
  Administration Fees                                                                                                      0.150%
---------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                                                    1.400%
---------------------------------------------------------------------------------------------------------------------------------



(1)  Length of time from premium payment.



(2) The Annual Maintenance Fee is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to requirements of the Investment Company Act of 1940 ("1940 Act"), the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. The Annual Maintenance Fee is deducted only when the accumulated value is less than $50,000. In the Example, the Annual Maintenance Fee is approximated as a 0.08% annual asset charge based on the experience of the Contracts.


                              5   - PROSPECTUS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)



                                                                                                             OTHER
                                                                                       MANAGEMENT         EXPENSES
                                                                                             FEES           (AFTER  TOTAL FUND
                                                                                       (AFTER FEE          EXPENSE   OPERATING
                                                                                         WAIVERS)   REIMBURSEMENT)    EXPENSES
------------------------------------------------------------------------------------------------------------------------------
DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:
Money Market Portfolio                                                                     0.500%           0.090%     0.590%
------------------------------------------------------------------------------------------------------------------------------
North American Government Securities Portfolio (1)                                         0.650%           0.800%     1.450%
------------------------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio (1)                                                           0.400%           0.310%     0.710%
------------------------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio (1) (2)                                                          0.600%           0.150%     0.750%
------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (1)                                                                    0.650%           0.150%     0.800%
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio (1)                                                              0.625%           0.045%     0.670%
------------------------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio (1)                                                           0.500%           0.140%     0.640%
------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio (1) (2)                                                                   0.800%           0.370%     1.170%
------------------------------------------------------------------------------------------------------------------------------
American Value Portfolio (1)                                                               0.625%           0.085%     0.710%
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio (3)                                                               0.750%           0.060%     0.810%
------------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio (1)                                                                1.000%           0.250%     1.250%
------------------------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio (1)                                                            0.500%           0.180%     0.680%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio (1)                                                             1.250%           0.770%     2.020%
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio (4)                                                                   0.000%           0.800%     0.800%
------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (4)                                                                0.000%           1.050%     1.050%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (4)                                                        0.090%           1.210%     1.300%
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST:
------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio (5)                                                              0.000%           0.650%     0.650%
------------------------------------------------------------------------------------------------------------------------------
Enterprise Portfolio (5)                                                                   0.430%           0.170%     0.600%
------------------------------------------------------------------------------------------------------------------------------



(1) For the period January 1, 1996 through December 31, 1996, or the attainment by the respective Portfolio of $50 million of net assets, whichever occurred first, the Investment Manager waived the management fee and reimbursed the operating expenses to the extent they exceeded 0.50% of daily net assets of the Portfolio.



(2) On March 2, 1998, the Balanced Portfolio was renamed the Balanced Growth Portfolio. As of that date, its Management Fee was lowered from 0.75% to 0.60%. Also, on March 2, 1998, the Core Equity Portfolio was renamed the Growth Portfolio. As of that date, its Management Fee was lowered from 0.85% to 0.80%.



(3) The Investment Manager has undertaken to assume all expenses of the Mid-Cap Growth Portfolio and waive the compensation provided for that Portfolio in its Management Agreement with the Portfolio until such time as the Portfolio has $50 million of net assets or until July 31, 1998, whichever occurs first.



(4) With respect to the High Yield, Mid-Cap Value and Emerging Markets Debt Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                                                                      TOTAL FUND
                                                                                         MANAGEMENT        OTHER       OPERATING
PORTFOLIO                                                                                    FEE         EXPENSES      EXPENSES
-------------------------------------------------------------------------------------  ---------------  -----------  -------------
High Yield                                                                                    0.50%          1.18%         1.68%
Mid-Cap Value                                                                                 0.75%          1.38%         2.13%
Emerging Markets Debt                                                                         0.80%          1.26%         2.06%



(5) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Capital Asset Management, Inc., has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                                                                      TOTAL FUND
                                                                                         MANAGEMENT        OTHER       OPERATING
PORTFOLIO                                                                                    FEE         EXPENSES      EXPENSES
-------------------------------------------------------------------------------------  ---------------  -----------  -------------
Strategic Stock                                                                               0.50%          2.09%         2.59%
Enterprise                                                                                    0.50%          0.17%         0.67%


                              6   - PROSPECTUS

EXAMPLE


                                               IF YOU SURRENDER YOUR CONTRACT   IF YOU ANNUITIZE YOUR CONTRACT
                                               AT THE END OF THE APPLICABLE     AT THE END OF THE APPLICABLE
                                               TIME PERIOD, YOU WOULD PAY THE   TIME PERIOD, YOU WOULD PAY THE
                                               FOLLOWING EXPENSES ON A $1,000   FOLLOWING EXPENSES ON A $1,000
                                               INVESTMENT, ASSUMING A 5%        INVESTMENT, ASSUMING A 5%
                                               ANNUAL RETURN ON ASSETS:         ANNUAL RETURN ON ASSETS:
---------------------------------------------------------------------------------------------------------------
                                                         3       5       10               3       5       10
SUB-ACCOUNT                                    1 YEAR  YEARS   YEARS    YEARS   1 YEAR  YEARS   YEARS    YEARS
---------------------------------------------------------------------------------------------------------------
Money Market Portfolio                            $81    $116    $152     $242     $20     $65    $111     $241
---------------------------------------------------------------------------------------------------------------
North American Government Securities
Portfolio                                          90     142     196      329      29      91     155      328
---------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                       82     119     159      254      22      68     118      253
---------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                          83     120     161      259      22      70     120      258
---------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                83     122     163      264      23      71     122      263
---------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                          82     118     157      250      21      67     116      249
---------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                       82     117     155      247      21      66     114      246
---------------------------------------------------------------------------------------------------------------
Growth Portfolio                                   87     133     182      301      26      83     141      300
---------------------------------------------------------------------------------------------------------------
American Value Portfolio                           82     119     159      254      22      68     118      253
---------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                           83     122     164      265      23      71     123      264
---------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                            88     136     186      309      27      85     145      308
---------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                        82     118     157      251      21      67     116      250
---------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                         96     159     225      382      35     108     184      382
---------------------------------------------------------------------------------------------------------------
High Yield Portfolio                               83     122     163      264      23      71     122      263
---------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            86     130     176      289      25      79     135      288
---------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio                    88     137     189      314      28      86     148      313
---------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                          82     117     155      248      21      66     115      247
---------------------------------------------------------------------------------------------------------------
Enterprise Portfolio                               81     116     153      243      21      65     112      242
---------------------------------------------------------------------------------------------------------------


                                               IF YOU DO NOT SURRENDER YOUR
                                               CONTRACT, YOU WOULD PAY THE
                                               FOLLOWING EXPENSES ON A $1,000
                                               INVESTMENT, ASSUMING A 5%
                                               ANNUAL RETURN ON ASSETS:
---------------------------------------------
                                                         3       5       10
SUB-ACCOUNT                                    1 YEAR  YEARS   YEARS    YEARS
---------------------------------------------
Money Market Portfolio                            $21     $66    $112     $242
---------------------------------------------
North American Government Securities
Portfolio                                          30      92     156      329
---------------------------------------------
Diversified Income Portfolio                       22      69     119      254
---------------------------------------------
Balanced Growth Portfolio                          23      70     121      259
---------------------------------------------
Utilities Portfolio                                23      72     123      264
---------------------------------------------
Dividend Growth Portfolio                          22      68     117      250
---------------------------------------------
Value-Added Market Portfolio                       22      67     115      247
---------------------------------------------
Growth Portfolio                                   27      83     142      301
---------------------------------------------
American Value Portfolio                           22      69     119      254
---------------------------------------------
Mid-Cap Growth Portfolio                           23      72     124      265
---------------------------------------------
Global Equity Portfolio                            28      86     146      309
---------------------------------------------
Developing Growth Portfolio                        22      68     117      251
---------------------------------------------
Emerging Markets Portfolio                         36     109     185      382
---------------------------------------------
High Yield Portfolio                               23      72     123      264
---------------------------------------------
Mid-Cap Value Portfolio                            26      80     136      289
---------------------------------------------
Emerging Markets Debt Portfolio                    28      87     149      314
---------------------------------------------
Strategic Stock Portfolio                          22      67     115      248
---------------------------------------------
Enterprise Portfolio                               21      66     113      243
---------------------------------------------


The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                              7   - PROSPECTUS

ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)

The following information has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional information, which is incorporated by reference to this Prospectus.

                                            1996       1995
                                          ---------  ---------
MONEY MARKET PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  10.521  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  10.901  $  10.521
Number accumulation units outstanding at
 end of period (in thousands)...........        501        125
NORTH AMERICAN GOVERNMENT SECURITIES
 PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  10.536  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  10.841  $  10.536
Number accumulation units outstanding at
 end of period (in thousands)...........         32          4
BALANCED PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  12.164  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  13.618  $  12.164
Number accumulation units outstanding at
 end of period (in thousands)...........        191         11
UTILITIES PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  12.684  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  13.568  $  12.684
Number accumulation units outstanding at
 end of period (in thousands)...........        118         50
DIVIDEND GROWTH PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  13.787  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  16.921  $  13.787
Number accumulation units outstanding at
 end of period (in thousands)...........      1,052        304
VALUE-ADDED MARKET PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period                                   $  12.418  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  14.422  $  12.418
Number accumulation units outstanding at
 end of period (in thousands)...........        567        137

                                            1996       1995
                                          ---------  ---------
GROWTH PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  11.224  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  13.675  $  11.224
Number accumulation units outstanding at
 end of period (in thousands)...........         99         27
AMERICAN VALUE PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  13.770  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  15.335  $  13.770
Number accumulation units outstanding at
 end of period (in thousands)...........        591        160
GLOBAL EQUITY PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  11.162  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  12.265  $  11.162
Number accumulation units outstanding at
 end of period (in thousands)...........        470         95
DEVELOPING GROWTH PORTFOLIO SUB-ACCOUNT
Accumulation unit value at end of
 period.................................  $  15.123  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  16.843  $  15.123
Number accumulation units outstanding at
 end of period (in thousands)...........        262         63
EMERGING MARKET PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $   9.841     10.000(a)
Accumulation unit value at end of
 period.................................  $  11.420  $   9.841
Number accumulation units outstanding at
 end of period (in thousands)...........        118         17
DIVERSIFIED INCOME PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of
 period.................................  $  10.607  $  10.000(a)
Accumulation unit value at end of
 period.................................  $  11.457  $  10.607
Number accumulation units outstanding at
 end of period (in thousands)...........        224         61


(a)  Inception Date February 15, 1995

                              8   - PROSPECTUS

SUMMARY

      --------------------------------------------------------------------


WHAT IS THE CONTRACT AND HOW MAY I PURCHASE ONE?



The Contract offered is a tax deferred variable annuity contract ("Contract") (see "Taxation of Annuities in General," page 11). Generally, the Contract is purchased by completing an application or an order to purchase a Contract and submitting it, along with the initial Premium Payment, to Hartford for its approval. Generally, the minimum initial Premium Payment is $1,000; the minimum subsequent payment is $500, if you are in the Investease program the minimum subsequent payment is $50. Generally, a Contract Owner may exercise his right to cancel the Contract within 10 days of delivery of the Contract by returning the Contract to Hartford at its Administrative Home Office. If the Contract Owner exercises his right to cancel, Hartford will return either the Contract Value or the original Premium Payments to the Contract Owner. The duration of the right to cancel period and Hartford's obligation to either return the Contract Value or the original Premium will depend on state law (see "Right to Cancel Period," page 11.)


WHO MAY PURCHASE THE CONTRACT?



Any individual, group or trust may purchase the Contract, including any trustee or custodian for a retirement plan which qualifies for special federal tax treatment under the Code ("Qualified Contracts"). These Contracts are also available for IRAs. (See "Federal Tax Considerations" commencing on page 23 and Appendix I commencing on page 29.)



WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?



The underlying investments for the Contract are shares of the Portfolios of the Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust, open-end management investment companies as follows: the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Dean Witter Select Dimensions Investment Series, the High Yield Portfolio, the Mid-Cap Value Portfolio and the Emerging Markets Debt Portfolio of the Morgan Stanley Universal Funds, Inc. and the Strategic Stock Portfolio and the Enterprise Portfolio of the Van Kampen American Capital Life Investment Trust and such other portfolios as shall be offered from time to time, and the Fixed Account, or a combination of the Portfolios and the Fixed Account. (See "The Portfolios" commencing on page 13 and "The Fixed Account" commencing on page 12.)



WHAT ARE THE CHARGES UNDER THE CONTRACTS?



CONTINGENT DEFERRED SALES CHARGE. There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. (See "Contingent Deferred Sales Charges" commencing on page 19.)



The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. For this purpose, Premium Payments will be deemed to be surrendered in the order in which they are received and all surrenders will be first from Premium Payments and then from other Contract Values. The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made). The charge is as follows:



            LENGTH OF TIME FROM PREMIUM PAYMENT
  CHARGE             (NUMBER OF YEARS)
----------  ------------------------------------
       6%                    1
       6%                    2
       5%                    3
       5%                    4
       4%                    5
       3%                    6
       2%                    7
       0%                8 or more



No contingent deferred sales charge will be assessed in the event of death of the Annuitant or Contract Owner, or upon the exercise of the withdrawal privilege or if Contract Values are applied to an Annuity option provided for under the Contract (except that a surrender out of Annuity Option Four will be subject to a contingent deferred sales charge where applicable). (See "Contingent Deferred Sales Charges" commencing on page 19.)



ANNUAL WITHDRAWAL AMOUNT. During the first seven years from each Premium Payment, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments, as determined on the date of the requested surrender, without the application of the Contingent Deferred Sales Charge. After the seventh year from each Premium Payment, also on a non-cumulative basis, the Contract Owner may make a partial surrender of 10% of Premium Payments made during the seven years prior to the surrender and 100% of the Contract Value less the Premium Payments made during the seven years prior to the surrender. (See "Annual Withdrawal Amount," page 20.)


                              9   - PROSPECTUS

MORTALITY AND EXPENSE RISKS For assuming the mortality and expense risks under the Contract, Hartford will impose a 1.25% per annum charge against all Contract Values held in the Sub-Accounts. (See "Mortality and Expense Risk Charge," page 20.)



ADMINISTRATION CHARGE The Contract provides an administration of .15% per annum against all Contract Values held in the Separate Account. (See "Administration Charge," page 21.)



ANNUAL MAINTENANCE FEE For Contract maintenance, the charge is $30 annually. (See "Annual Maintenance Fees," page 21). Contracts with a Contract Value of $50,000 or more at time of Contract Anniversary or surrender will not be assessed this charge.



PREMIUM TAXES A deduction will be made for Premium Taxes for Contracts sold in certain states. (See "Premium Taxes," page 21.)



CHARGES BY THE PORTFOLIOS The Portfolios are subject to certain fees, charges and expenses. (See the Funds' prospectuses accompanying this Prospectus.)



CAN I GET MY MONEY IF I NEED IT?



Subject to any applicable charges, the Contract or portion of the Contract may be surrendered at any time prior to the Annuity Commencement Date. However, if less than $500 remains in a Contract as a result of a surrender, Hartford may terminate the Contract in its entirety. (See "Redemption/Surrender of a Contract," page 18; see also "Federal Tax Considerations," page 23, for a discussion of federal tax consequences, including a 10% penalty tax that may apply upon surrender.)



DOES THE CONTRACT PAY ANY DEATH BENEFITS?



A Death Benefit is provided in the event of death of the Annuitant or Contract Owner or Joint Contract Owner before Annuity payments have commenced. (See "Death Benefit," page 18.)



WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?



There are four available Annuity options and one Annuity Proceeds Settlement Option under the Contract which are described on page 21. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday. If a Contract Owner does not elect otherwise, the Contract Value less applicable premium taxes will be applied on the Annuity Commencement Date under the second option to provide a life annuity with 120 monthly payments certain.



DOES THE CONTRACT OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?



Contract Owners will have the right to vote on matters affecting an underlying Portfolio to the extent that proxies are solicited by such Portfolio. If a Contract Owner does not vote, Hartford shall vote such interests in the same proportion as shares of the Portfolio for which instructions have been received by Hartford. (See "Voting Rights," page 27.)



PERFORMANCE RELATED INFORMATION

      --------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

Each Portfolio may include total return in advertisements or other sales material.

When a Sub-Account advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).


The North American Government Securities Portfolio, Balanced Growth Portfolio, High Yield Portfolio and Diversified Income Portfolio may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The Money Market Portfolio Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

Total return at the Separate Account level includes all Contract charges: sales charges, mortality and expense risk charges, and the Annual Maintenance Fee, and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Portfolio level, with no comparable charges.

                             10   - PROSPECTUS

Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


INTRODUCTION
      --------------------------------------------------------------------


This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing a tax deferred variable annuity contract offered by Hartford and funded by the Fixed Account and/or Separate Account. Please read the Glossary of Special Terms on page 3 prior to reading this Prospectus to familiarize yourself with the terms being used.


THE CONTRACT
      --------------------------------------------------------------------


The Dean Witter Select Dimensions is a tax deferred variable annuity contract ("Contract"). Payments for the Contract will be held in the Fixed Account and/or the Separate Account. Initially there are no deductions from your Premium Payments (except for Premium Taxes, if applicable) so your entire Premium Payment is put to work in the investment Sub-Account(s) of your choice or the Fixed Account. Each Sub-Account invests in a different underlying Portfolio with its own distinct investment objectives. You pick the Sub-Account(s) with the investment objectives that meet your needs. You may select one or more Sub-Accounts and/ or the Fixed Account and determine the percentage of your Premium Payment that is put into a Sub-Account or the Fixed Account. You may also transfer assets among the Sub-Accounts and the Fixed Account so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Sub-Account and the Fixed Account which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and transfers of amounts in the Sub-Accounts and the Fixed Account as described in this Prospectus. See "Charges Under the Contract" for a description of the charges for redeeming a Contract and other charges made under the Contract.



Generally, the Contract contains the five optional forms of Annuity payments described later in this Prospectus. Options 2, 4, and the Annuity Proceeds Settlement Option are available with respect to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.


The Contract Owner may select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday.


The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If you do not elect otherwise, payments will begin at the Annuitant's age 90 under Option 2 with 120 monthly payments certain (Option 1 for Contracts issued in Texas).


When an Annuity is effected under a Contract, unless otherwise specified, Contract Values held in the Sub-Accounts will be applied to provide a variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. Variable Annuity payments will vary in accordance with the investment performance of the Sub-Accounts you have selected. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.


The Contract offered under this Prospectus may be purchased by any individual ("Non-Qualified Contract") or by an individual, trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; Individual Retirement Annuities adopted according to Section 408 of the Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code ("Qualified Contracts").



RIGHT TO CANCEL PERIOD


If you are not satisfied with your purchase you may surrender the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder,

                             11   - PROSPECTUS
pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to the Hartford's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.


THE SEPARATE ACCOUNT
      --------------------------------------------------------------------


The Separate Account was established on June 13, 1994, in accordance with authorization by the Board of Directors of Hartford. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity contracts, including the contracts sold under this Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the 1940 Act. This registration does not, however, involve supervision by the Commission of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.


Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So Contract Values allocated to the Sub-Accounts will not be affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. However, the obligations arising under the Contracts are general obligations of Hartford.


Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the shares of one underlying Portfolio. Net Premium Payments and proceeds of transfers between Portfolios are applied to purchase shares in the appropriate Portfolio at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Portfolios are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and the market value of the Portfolios of the underlying Portfolio. During the variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.



Hartford does not guarantee the investment results of the Portfolios or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Portfolio has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Funds prospectuses.



Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Portfolio held by the Separate Account. Substitution may occur only if shares of the Portfolio(s) become unavailable or if there are changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission. Hartford reserves the right to add new Portfolios or close Portfolios.



The Separate Account may be subject to liabilities arising from a series of the Separate Account assets which are attributable to other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.


THE FIXED ACCOUNT
      --------------------------------------------------------------------

THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing investments of insurance company General Accounts.


Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Hartford reserves the right to change the rate according to state

                             12   - PROSPECTUS
insurance law. Hartford may credit interest at a rate in excess of 3% per year; however, Hartford is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.



From time to time, Hartford may credit increased interest rates to Contract Owners under certain programs established at the discretion of Hartford. Contract Owners may currently enroll in a special pre-authorized transfer program known as Hartford's Dollar Cost Averaging Bonus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (Hartford may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6 Month Transfer Program and the 12 Month Transfer Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 3 to 6 months. Under the 12 Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days after the initial Program Premium Payment and complete enrollment instructions are received by Hartford. If complete Program enrollment instructions are not received by Hartford within 15 days of receipt of the initial Program Premium Payment, the Program will be voided and the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.


Any subsequent Premium Payments received by Hartford within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by the Contract Owner.

A Contract Owner may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Bonus Program.


Contract Owners may elect to terminate the pre-authorized transfers by calling or writing Hartford of their intent to cancel their enrollment in the Program. Upon cancellation of enrollment in the Program, Contract Owners will no longer receive the increased interest rate. Hartford reserves the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact Hartford to determine if it is available in your state.



HARTFORD LIFE INSURANCE COMPANY

      --------------------------------------------------------------------


Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                HARTFORD RATINGS



                           EFFECTIVE
                            DATE OF
     RATING AGENCY          RATING       RATING       BASIS OF RATING
------------------------  -----------  -----------  --------------------
A.M. Best and Company,        9/9/97           A+   Financial soundness
Inc.....................                            and operating
                                                    performance.
Standard & Poor's.......     1/23/98           AA   Claims paying
                                                    ability
Duff & Phelps...........     1/23/98          AA+   Claims paying
                                                    ability


THE PORTFOLIOS
      --------------------------------------------------------------------


The underlying investment for the Contracts are shares of the Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust, all open-end management investment companies. The underlying Portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the


                             13   - PROSPECTUS
law, to offer additional portfolios with differing investment objectives. The Portfolios may not be available in all states.


DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:


MONEY MARKET PORTFOLIO

Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured) and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO


Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for Investments for High Yield Securities disclosed in the Funds prospectuses.


BALANCED GROWTH PORTFOLIO


Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 20% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.


UTILITIES PORTFOLIO

Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed-income securities of companies in the public utilities industry.

DIVIDEND GROWTH PORTFOLIO

Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO

Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

GROWTH PORTFOLIO

Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

AMERICAN VALUE PORTFOLIO

Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.


MID-CAP GROWTH PORTFOLIO



Seeks long-term capital growth by investing primarily in equity securities of "mid-cap" companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion).


GLOBAL EQUITY PORTFOLIO

Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO

Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the special considerations for investments in high yield securities disclosed in the Fund prospectus.

                             14   - PROSPECTUS

MORGAN STANLEY UNIVERSAL FUNDS, INC.:



HIGH YIELD PORTFOLIO



Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds". The Portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years. See the special considerations for investments in high yield securities disclosed in the Fund prospectus.



MID-CAP VALUE PORTFOLIO



Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index.



EMERGING MARKETS DEBT PORTFOLIO



Seeks high total return by investing primarily in fixed income securities of government and government related issues located in emerging market countries which securities provide a high level of current income while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to the improving economic, financial, political, social or other conditions in the country in which the issuer is located.



VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST:



STRATEGIC STOCK PORTFOLIO



Seeks to provide investors with an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital by investing primarily in a portfolio of dividend paying equity securities included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.



ENTERPRISE PORTFOLIO



Seeks capital appreciation through investments in securities believed by the investment adviser to have above average potential for capital appreciation.



The Portfolios are available only to serve as the underlying investment for variable annuity and variable life contracts. A full description of the Portfolios, including their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation, is contained in the accompanying Funds prospectuses which should be read in conjunction with this Prospectus before investing, and in the Fund Statement of Additional Information which may be ordered without charge from the Funds.



It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Portfolios simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policyowners, the Funds' Board of Trustees would monitor events in order to identify any material conflicts between such Contract Owners and policyowners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees of a Fund were to conclude that separate Portfolios should be established for variable life and variable annuity separate accounts, the variable annuity Contract holders would not bear any expenses attendant upon establishment of such separate funds.



THE INVESTMENT ADVISERS



Dean Witter InterCapital Inc. ("InterCapital"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Dean Witter Select Dimensions Investment Series (the "Dean Witter Portfolios"). InterCapital was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover, Co. ("MSDWD")



InterCapital provides administrative services, manages the Dean Witter Portfolios' business affairs and manages the investment of the Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. InterCapital has retained Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Dean Witter Portfolios. For its services, the Dean Witter Portfolios pay InterCapital a monthly fee. See the accompanying Fund prospectus for a more complete description of InterCapital and the respective fees of the Dean Witter Portfolios.



With regard to the North American Government Securities Portfolio and the Emerging Markets Portfolio, TCW Funds Management ("TCW"), under a Sub-Advisory Agreement with InterCapital, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the InterCapital. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Asset Management Inc. ("MSAM"), under a Sub-Advisory Agreement with


                             15   - PROSPECTUS

InterCapital, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of InterCapital. MSAM, like InterCapital, is a wholly-owned subsidiary of MSDWD. MSAM's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Advisor for the Growth Portfolio, MSAM, pursuant to an Investment Advisory Agreement with the Morgan Stanley Universal Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio. As the investment advisor, MSAM, provides investment advice and portfolio management services for the Emerging Markets Debt Portfolio, subject to the supervision of the Morgan Stanley Universal Fund's Board of Directors.



The investment advisor for the High Yield Portfolio and the Mid-Cap Value Portfolio is Miller, Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as an investment advisor to several open-end investment companies. MAS is a indirect wholly owned subsidiary of MSDWD.



The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen American Capital Asset Management, Inc., a wholly-owned subsidiary of Van Kampen American Capital, Inc. Van Kampen American Capital, Inc. is an indirect wholly-owned subsidiary of MSDWD. Van Kampen American Capital, Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $60 billion under management or supervision. Van Kampen American Capital Inc.'s more than 50 open-end and 38 closed end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.


OPERATION OF THE CONTRACT/ACCUMULATION PERIOD
      --------------------------------------------------------------------

PREMIUM PAYMENTS


The balance of each initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Administrative Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of each initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt or the entire Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.



Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Adminstrative Office or other designated administrative office.


The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

The minimum initial Premium Payment is $1,000. Subsequent Premium Payments, if made, must be a minimum of $500. Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various Sub-Accounts and the Fixed Account subject to minimum amounts then in effect.


Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. The principal business address of HSD is the same as Hartford.



VALUE OF ACCUMULATION UNITS



The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Portfolio and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Portfolio if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period and subtracting from that amount the amount of any mortality and expense risk and administration charges assessed during the Valuation Period then ending. You should refer to the Funds' prospectuses which accompanies this Prospectus for a description of how the assets of each Portfolio are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit value is affected by the performance of the underlying


                             16   - PROSPECTUS

Portfolio(s), expenses and deduction of the charges described in this Prospectus.


The shares of the Portfolio are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Portfolio shares may be found in the accompanying Funds prospectuses.



VALUE OF THE FIXED ACCOUNT


Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account. The minimum Fixed Account interest rate is 3%, compounded annually. Hartford may credit a lower minimum interest rate according to state law. Hartford also may credit interest at rates greater than the minimum Fixed Account interest rate.


VALUE OF THE CONTRACT


The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited. You will be advised at least semi-annually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account Value, and the total value of your Contract.

TRANSFERS AMONG SUB-ACCOUNTS


You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-4397. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities.


The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

Hartford may permit the Contract Owner to preauthorize transfers between the Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is presently required in any Sub-Account.


The right to reallocate Contract Values between the Sub-Accounts is subject to modification if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners. It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 business days of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instruction.



TRANSFERS BETWEEN THE FIXED ACCOUNT AND THE SUB-ACCOUNTS


Subject to the restrictions set forth above, transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. However, if any interest rate is renewed at a rate at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the Portfolios receiving the reduced rate within sixty days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.

                             17   - PROSPECTUS

REDEMPTION/SURRENDER OF A CONTRACT



At any time prior to the Annuity Commencement Date, you have the right, subject to any Code provisions applicable thereto, to surrender the value of the Contract in whole or in part. Surrenders are not permitted after Annuity payments commence except that a full surrender is allowed when payments for a designated period (Option 4 or Annuity Proceeds Settlement Option) are selected.



FULL SURRENDERS. At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement. The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Annual Maintenance Fee, if applicable, and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS. The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Currently, there is no minimum amount rule in effect. However, Hartford may institute minimum amount rules at some future time. Additionally, if the remaining Contract Value following a surrender is less than $500 (and, for Texas contracts, there were no Premium Payments made during the preceding two contract years), Hartford may terminate the Contract and pay the Termination Value.

Certain plans or programs may have different withdrawal privileges. Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.


THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) TERMINATED EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP. (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS.)



DISTRIBUTIONS, PRIOR TO THE AGE OF 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.


HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 23.)



Payment on any request for a full or partial surrender from the Sub-Accounts and/or the Fixed Account will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Administrative Office, Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days, Hartford will pay interest of at least 3% per annum on the amount deferred. In requesting a partial withdrawal you should specify the Fixed Account and/or the Sub-Account(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract. Within this context, the contingent deferred sales charges are taken from the Premium Payments in the order in which they were received: from the earliest Premium Payments to the latest Premium Payments. (See "Contingent Deferred Sales Charges," page 19.)



DEATH BENEFIT

      --------------------------------------------------------------------


The Contracts provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or (c) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of Due Proof of Death by Hartford in its Administrative Office. With regard to Joint Contract Owners, after the death of a joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will


                             18   - PROSPECTUS
be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.


GUARANTEED DEATH BENEFIT If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by the dollar amount of any partial surrenders since the issue date, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:



As of the date of receipt of Due Proof of Death, Hartford will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary.



PAYMENT OF DEATH BENEFIT Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. The Death Benefit may be taken in one sum, payable within 7 days after the date Due Proof of Death is received, or under any of the settlement options then being offered by the Company provided, however, that:
(a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.



If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.



There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Commission permits postponement and so orders; or
(c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.



GROUP UNALLOCATED CONTRACTS For Group Unallocated Contracts, Hartford requires that detailed accounting of cumulative purchase payments, cumulative gross surrenders, and current Contract Value attached to each Plan Participant be submitted on an annual basis by the Contract Owner. Failure to submit accurate data satisfactory to Hartford will give Hartford the right to terminate this extension of benefits.


CHARGES UNDER THE CONTRACT
      --------------------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES ("SALES CHARGES")



PURPOSE OF SALES CHARGES Sales Charges cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and its sales personnel, the cost of preparing sales literature and other promotional activities. If these charges are not sufficient to cover sales and distribution expenses, Hartford will pay them from its general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.



ASSESSMENT OF SALES CHARGES There is no deduction for sales expenses from Premium Payments when made, however, a Sales Charge may be assessed against Premium Payments when surrendered. The length of time from receipt of a Premium Payment to the time of surrender determines the percentage of the Sales Charge. Premium payments are deemed to be surrendered in the order in which they were received.



During the first seven years from each Premium Payment, a Sales Charge will be assessed against the surrender of Premium Payments. During this time, all surrenders in excess of the Annual Withdrawal Amount will be first from Premium Payments and then from earnings. The Annual Withdrawal Amount is first from earnings and then from Premium Payments. After the seventh Contract Year, all surrenders will first be taken from earnings and then from Premium Payments and a Sales Charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a Sales Charge will not be assessed against Premium Payments received more than seven years prior to surrender, but will be assessed against Premium Payments received less than seven years prior


                             19   - PROSPECTUS
to surrender. For additional information, see Federal Tax Considerations, page
23.



Upon receipt of a request for a full surrender, Hartford will assess any applicable Sales Charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments not previously withdrawn or (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee, if applicable. Taking the Annual Withdrawal Amount prior to the full surrender may, depending upon the amount of investment gain experienced, reduce the amount of any Sales Charge paid.



The Sales Charge is a percentage of the amount surrendered (not to exceed the aggregate amount of the Premium Payments made) and equals:



                   LENGTH OF TIME
                    FROM PREMIUM
                      PAYMENT
     CHARGE      (Number of Years)
  -------------  ------------------
       6%               1
       6%               2
       5%               3
       5%               4
       4%               5
       3%               6
       2%               7
       0%           8 or more



PAYMENTS NOT SUBJECT TO SALES CHARGES



ANNUAL WITHDRAWAL AMOUNT During the first seven years from each Premium Payment, on a non-cumulative basis, a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments, as determined on the date of the requested surrender, without the application of the Sales Charge. After the seventh year from each Premium Payment, also on a non-cumulative basis, the Contract Owner may make a partial surrender of 10% of Premium Payments made during the seven years prior to the surrender and 100% of the Contract Value less the Premium Payments made during the seven years prior to the surrender.



EXTENDED WITHDRAWAL PRIVILEGE This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to surrender an amount equal to the required minimum distribution for the stated Contract without incurring a Sales Charge or not subject to a Sales Charge.



WAIVERS OF SALES CHARGES



CONFINEMENT IN A HOSPITAL, LONG TERM CARE FACILITY OR NURSING HOME Hartford will waive any Sales Charge applicable to a partial or full surrender if the Annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.



The Annuitant cannot be confined at the time the Contract was purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date; must provide written proof of confinement satisfactory to Hartford; and must request the partial or full surrender within 91 calendar days of the last day of confinement.



This waiver may not be available in all states. Please contact your registered representative or Hartford to determine availability.



DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY OPTION No Sales Charge otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a surrender out of Annuity Option 4) provided for under the Contract.



OTHER PLANS OR PROGRAMS Certain plans or programs established by Hartford from time to time may have different surrender privileges.


MORTALITY AND EXPENSE RISK CHARGE


For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract (estimated at .90% for mortality and .35% for expense). Although variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.



There are two types of mortality undertakings: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality undertaking made by Hartford in the accumulation phase is that Hartford may experience a loss resulting from the assumption of the mortality risk relative to the guaranteed death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value or in periods where the contingent deferred sales charges would have been applicable. The mortality undertakings provided by Hartford during the annuity payout phase are to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity


                             20   - PROSPECTUS

Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contractual obligations. Hartford will bear the loss in such a situation.



During the accumulation phase, Hartford also provides an expense undertaking. Hartford assumes the risk that the contingent deferred sales charges and the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.



ADMINISTRATION CHARGE



For administration, Hartford makes a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.



ANNUAL MAINTENANCE FEE



Each year, on each Contract Anniversary on or before the Annuity Commencement Date, Hartford will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse it for expenses relating to the maintenance of the Contract, the Fixed Account, and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee which will be due in the full amount regardless of the time of the Contract Year that Contract Values are surrendered. The Annual Maintenance Fee is $30.00 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Sub-Account and the Fixed Account under a Contract.



WAIVERS OF THE ANNUAL MAINTENANCE FEE Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, Hartford will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If the Contract Owner has multiple contracts with a combined Contract Value of $100,000 or greater, Hartford will waive the Annual Maintenance Fee on all Contracts. However, Hartford reserves the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts.



PREMIUM TAXES



Charges are also deducted for premium tax, if applicable, imposed by state or other governmental entity. Certain states impose a premium tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.



ANNUITY BENEFITS

      --------------------------------------------------------------------


You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday (85th birthday in some states, 100th birthday if sold as a Charitable Remainder Trust, where approved). The Annuity Commencement Date and/ or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.


ANNUITY OPTIONS


The Contract contains the five optional Annuity forms described below. Options 2, 4 and Annuity Proceeds Settlement Option are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by the Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 2 with 120 monthly payments certain. For Qualified Contracts and contracts issued in Texas, if you do not elect otherwise, payments will


                             21   - PROSPECTUS
begin automatically at the Annuitant's age 90 under Option 1 to provide a life Annuity.


Under any of the Annuity options excluding Options 4 and Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.


OPTION 1: LIFE ANNUITY

A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by the company.

OPTION 3: JOINT AND LAST SURVIVOR ANNUITY

An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 4: PAYMENTS FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.

In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by the Company.

Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the contracts thus provide no real benefit to a Contract Owner.


OPTION 5: ANNUITY PROCEEDS SETTLEMENT OPTION


Proceeds from the Death Benefit may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.


Hartford may offer other annuity or settlement options from time to time.



THE ANNUITY UNIT AND VALUATION



The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (See "Value of Accumulation Units" commencing on page 16) for the day for which the Annuity Unit value is being calculated and (2) a factor to neutralize the assumed investment rate of 5.00% per annum discussed below.



DETERMINATION OF PAYMENT AMOUNT


When Annuity payments are to commence, the value of the Contract is determined as the sum of the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus the product of the value of the Accumulation Unit of each Sub-Account on that same day, and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.


The Contract provides for both fixed and variable annuitization. A fixed annuity is an Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account. A variable annuity is an Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.


                             22   - PROSPECTUS

The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Annuity selected. The Contract contains Annuity tables derived from the 1983(a) Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 3% per annum for the Fixed Annuity and 5% per annum for the Variable Annuity.



The total first monthly variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.


Fixed Annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.


The amount of the first monthly variable Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.


THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.


FEDERAL TAX CONSIDERATIONS

      --------------------------------------------------------------------

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I, commencing on page 29, is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.


B. TAXATION OF HARTFORD AND
THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units" commencing on page - ). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS


Section 72 of the Code governs the taxation of annuities in general.


1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Section 72 contains provisions for Contract Owners which are non-natural


                             23   - PROSPECTUS
persons. Non-natural persons include corporations, trusts, limited liability companies and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the Contract as an agent for a natural person. There are additional exceptions from current inclusion for (i) certain annuities held by structured settlement companies, (ii) certain annuities held by an employer with respect to a terminated qualified retirement plan and (iii) certain immediate annuities. A non -natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


A. DISTRIBUTIONS PRIOR TO THE ANNUITY
COMMENCEMENT DATE.

I. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

II. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

III. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and
(2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

IV. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

V. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

I. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

II. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

III. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of


                             24   - PROSPECTUS
amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.


D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN
WITHDRAWALS AND ANNUITY PAYMENTS.


I. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

II. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):


1. Distributions made on or after the date the recipient has attained the age of 59 1/2.


2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3. Distributions attributable to a recipient's becoming disabled.

4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.


F. REQUIRED DISTRIBUTIONS

I. Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

II. ALTERNATIVE ELECTION TO SATISFY DISTRIBUTION REQUIREMENTS

If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

III. SPOUSE BENEFICIARY

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above.

3. DIVERSIFICATION REQUIREMENTS. Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four

                             25   - PROSPECTUS
investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


D. FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS


The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I commencing on page 29 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


                             26   - PROSPECTUS

GENERAL MATTERS
      --------------------------------------------------------------------

ASSIGNMENT


Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Taxation of Annuities in General Non-Tax Qualified Purchasers," page 23.)


MODIFICATION

Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


DELAY OF PAYMENTS


There may be postponement of a surrender payment or death benefit whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

VOTING RIGHTS

Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:

1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and

2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.

If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.

Hartford will notify you of any Portfolio shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will also send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Portfolio shares held for your account.


In connection with the voting of Portfolio shares held by it, Hartford will arrange for the handling and tallying of voting instructions received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Portfolio shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Portfolio shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Portfolio in the same proportion as shares of that Portfolio for which instructions have been received. During the Annuity period under a Contract, the number of votes will decrease as the assets held to Portfolio Annuity benefits decrease.



DISTRIBUTION OF THE CONTRACTS


The securities will be sold by insurance and variable annuity agents of Hartford who are registered representatives of Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a members of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments.

From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

OTHER CONTRACTS OFFERED


In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual variable Annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.



CUSTODIAN OF SEPARATE
ACCOUNT ASSETS


The assets of the Separate Account are held by Hartford under a safekeeping arrangement.

                             27   - PROSPECTUS

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account is a party.

LEGAL COUNSEL


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, General Counsel and Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.



EXPERTS



The audited financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



ADDITIONAL INFORMATION


Inquiries will be answered by calling your representative or by writing:
Hartford Life Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085
Telephone: (800) 862-6668

                             28   - PROSPECTUS

APPENDIX I

      --------------------------------------------------------------------


INFORMATION REGARDING TAX-QUALIFIED PLANS



THE TAX RULES APPLICABLE TO TAX-QUALIFIED CONTRACT OWNERS, INCLUDING RESTRICTIONS ON CONTRIBUTIONS AND DISTRIBUTIONS, TAXATION OF DISTRIBUTIONS AND TAX PENALTIES, VARY ACCORDING TO THE TYPE OF PLAN AS WELL AS THE TERMS AND CONDITIONS OF THE PLAN ITSELF. VARIOUS TAX PENALTIES MAY APPLY TO CONTRIBUTIONS IN EXCESS OF APPLICABLE LIMITS, DISTRIBUTIONS PRIOR TO AGE 59 1/2 (SUBJECT TO CERTAIN EXCEPTIONS), DISTRIBUTIONS WHICH DO NOT CONFORM TO APPLICABLE COMMENCEMENT AND MINIMUM DISTRIBUTION RULES, AND CERTAIN OTHER TRANSACTIONS WITH RESPECT TO TAX-QUALIFIED PLANS. THEREFORE, THIS SUMMARY DOES NOT ATTEMPT TO PROVIDE MORE THAN GENERAL INFORMATION ABOUT THE TAX RULES ASSOCIATED WITH USE OF A CONTRACT BY A TAX-QUALIFIED RETIREMENT PLAN. CONTRACT OWNERS, PLAN PARTICIPANTS AND BENEFICIARIES ARE CAUTIONED THAT THE RIGHTS AND BENEFITS OF ANY PERSON TO BENEFITS MAY BE CONTROLLED BY THE TERMS AND CONDITIONS OF THE TAX-QUALIFIED RETIREMENT PLAN ITSELF, REGARDLESS OF THE TERMS AND CONDITIONS OF A CONTRACT, BUT THAT HARTFORD IS NOT BOUND BY THE TERMS AND CONDITIONS OF SUCH PLANS TO THE EXTENT SUCH TERMS CONFLICT WITH A CONTRACT, UNLESS HARTFORD SPECIFICALLY CONSENTS TO BE BOUND. ADDITIONALLY, SOME TAX-QUALIFIED RETIREMENT PLANS ARE SUBJECT TO DISTRIBUTION AND OTHER REQUIREMENTS WHICH ARE NOT INCORPORATED INTO HARTFORD'S ADMINISTRATIVE PROCEDURES. CONTRACT OWNERS, PARTICIPANTS AND BENEFICIARIES ARE RESPONSIBLE FOR DETERMINING THAT CONTRIBUTIONS, DISTRIBUTIONS AND OTHER TRANSACTIONS COMPLY WITH APPLICABLE LAW. BECAUSE OF THE COMPLEXITY OF THESE RULES, OWNERS, PARTICIPANTS AND BENEFICIARIES ARE ENCOURAGED TO CONSULT THEIR OWN TAX ADVISORS AS TO SPECIFIC TAX CONSEQUENCES.



A. TAX-QUALIF IED PENSION OR PROF IT-SHARING PLANS



Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use these contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



B. TAX SHELTERED ANNUITIES
UNDER SECTION 403(B)



Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations, as specified in Section 501(c)(3) of the Code, to purchase annuity contracts, and, subject to certain limitations, to exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of an employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.



Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



  (1) after the participating employee attains age 59 1/2;


  (2) upon separation from service;

  (3) upon death or disability; or


  (4) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.



C. DEFERRED COMPENSATION PLANS
UNDER SECTION 457



Employees and independent contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code.
Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or, for 1998, $8,000 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any


                             29   - PROSPECTUS
charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such Eligible governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under an Eligible Deferred Compensation Plan of a tax -exempt (non-governmental) organization, and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.


D. INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408


Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.



The Contracts may be offered as SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a regular IRA only after two years have expired since the participant first commenced participation in your employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a regular IRA. Hartford is a non-designated financial institution.



Beginning in 1998, the Contracts may be offered as ROTH IRAs under Section 408A of the Code. Contributions to a ROTH IRA are not deductible. Subject to special limitations, a regular IRA may be converted into a ROTH IRA or a distribution from a regular IRA may be rolled over to a ROTH IRA. However, a conversion or a rollover from a regular IRA to a ROTH IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a ROTH IRA are tax-free.



E. FEDERAL TAX PENALTIES AND WITHHOLDING



Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.


1. PREMATURE DISTRIBUTION


Distributions from a tax-qualified plan before the Participant attains age
59 1/2 are generally subject to an additional penalty tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, a life annuity means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).



In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by Section 72(t)(7) of the Code, or which are qualified first-time homebuyer distributions meeting the requirements of Section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax discussed above is increased to 25% with respect to non-exempt premature distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



2. MINIMUM DISTRIBUTION TAX


If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.


An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age
70 1/2. The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal


                             30   - PROSPECTUS
or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.


If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.


3. WITHHOLDING



In general, distributions from IRAs and plans described in Section 457 of the Code are subject to regular wage withholding rules. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:


  (a) the non-taxable portion of the distribution;



  (b) required minimum distributions; or



  (c) direct transfer distributions.



Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).


                             31   - PROSPECTUS

TABLE OF CONTENTS TO
STATEMENT OF ADDITIONAL
INFORMATION



  SECTION                                     PAGE
-----------------------------------------------------------
Introduction
-----------------------------------------------------------
Description of Hartford Life Insurance
 Company
-----------------------------------------------------------
Safekeeping of Assets
-----------------------------------------------------------
Independent Public Accountants
-----------------------------------------------------------
Distribution of Contracts
-----------------------------------------------------------
Calculation of Yield and Return
-----------------------------------------------------------
Performance Comparisons
-----------------------------------------------------------
Financial Statements
-----------------------------------------------------------


                             32   - PROSPECTUS

This form must be completed for all tax sheltered annuities.

SECTION 403(B)(11) ACKNOWLEDGMENT FORM
---------------------------------------------------------------

The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1989 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a. attained age 59 1/2

        b. terminated employment

        c. died, or

        d. become disabled.

Distributions of post December 31, 1988 contributions may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

        Hartford Life Insurance Company
       Individual Annuity Services
       P.O. Box 5085
       Hartford, CT 06102-5085

Name of Contract Owner/Participant ______________________

Address _________________________________________________
City or Plan/School District ____________________________

Date: ___________________________________________________


--------------------------------------------------------------------------------

To Obtain a Statement of Additional Information, please complete the form below and mail to:


       Hartford Life Insurance Company
       Attn: Individual Annuity Operations
       P.O. Box 5085
       Hartford, CT 06102-5085



Please send a Statement of Additional Information for the Dean Witter Select Dimensions Variable Annuity to me at the following address:


-------------------------------------------------------

Name


-------------------------------------------------------

Address


-------------------------------------------------------

City/State                                                 Zip Code